Parent company accounts - Statement of changes in equity - GBP (£) £ in Millions	Total	Called up share capital and share premium [1]	Other equity instruments		Other reserves		Retained earnings	Barclays Bank PLC		Barclays Bank PLC Called up share capital and share premium		Barclays Bank PLC Other equity instruments		Barclays Bank PLC Other reserves		Barclays Bank PLC Retained earnings
Beginning balance, equity at Dec. 31, 2020	£ 53,710	£ 2,348	£ 8,621		£ 3,183		£ 39,558	£ 51,143		£ 2,348		£ 13,328	[2]	£ 776		£ 34,691
Profit after tax	4,588		631				3,957	3,436				795	[2]			2,641
Currency translation movements	(155)				(155)			128	[3]					128
Fair value through other comprehensive income reserve	(362)				(362)			(363)						(363)
Cash flow hedges	(1,799)				(1,799)			(1,815)						(1,815)
Retirement benefit remeasurement	644						644	612								612
Own credit reserve	(13)				(13)			31						31
Total comprehensive income/(loss) for the year	2,903		631		(2,329)		4,601	2,029				795	[2]	(2,019)		3,253
Issue and redemption of other equity instruments	1,075		1,072				3	1,075				1,072	[2]			3
Other equity instruments coupons paid	(631)		(631)					(795)				(795)	[2]
Employee settled Barclays PLC share schemes	436						436	418								418
Vesting of Barclays PLC shares under share-based payment schemes	(356)						(356)	(356)								(356)
Dividends on ordinary shares	(794)						(794)	(794)								(794)
Dividends on preference shares and other shareholders equity	(27)						(27)	(27)								(27)
Other reserve movements	1				7		(6)	(1)						7		(8)
Ending balance, equity at Dec. 31, 2021	56,317	2,348	9,693	[1]	861	[4]	43,415	52,692		2,348	[5]	14,400	[2],[6]	(1,236)	[7]	37,180
Profit after tax	4,382		732	[1]			3,650	2,784				982	[6]			1,802
Currency translation movements	2,411				2,411	[4]		1,149	[3]					1,149	[7]
Fair value through other comprehensive income reserve	(1,224)				(1,224)	[4]		(1,232)						(1,232)	[7]
Cash flow hedges	(4,939)				(4,939)	[4]		(4,556)						(4,556)	[7]
Retirement benefit remeasurement	(282)						(282)	(315)								(315)
Own credit reserve	1,463				1,463	[4]		1,359						1,359	[7]
Total comprehensive income/(loss) for the year	1,811		732	[1]	(2,289)	[4]	3,368	(811)				982	[6]	(3,280)	[7]	1,487
Issue and redemption of other equity instruments	1,036		998	[1]			38	1,036				998	[6]			38
Other equity instruments coupons paid	(732)		(732)	[1]				(982)				(982)	[6]
Employee settled Barclays PLC share schemes	419						419	425								425
Vesting of Barclays PLC shares under share-based payment schemes	(413)						(413)	(413)								(413)
Dividends on ordinary shares	(200)						(200)	(200)								(200)
Dividends on preference shares and other shareholders equity	(31)						(31)	(31)								(31)
Own credit realisation	0				(36)	[4]	36	0						(36)	[7]	36
Capital contribution from Barclays Plc	750						750	750								750
Other reserve movements	(4)						(4)	1								1
Ending balance, equity at Dec. 31, 2022	58,953	2,348	10,691	[1]	(1,464)	[4]	47,378	52,467		2,348	[5],[8]	15,398	[6],[9]	(4,552)	[10]	39,273
Profit after tax	3,561		808	[1]			2,753	2,866				1,247	[9]			1,619
Currency translation movements	(1,209)				(1,209)	[4]		(572)	[3]					(572)	[10]
Fair value through other comprehensive income reserve	135				135	[4]		132						132	[10]
Cash flow hedges	2,662				2,662	[4]		2,483						2,483	[10]
Retirement benefit remeasurement	(846)						(846)	(839)								(839)
Own credit reserve	(710)				(710)	[4]		(703)						(703)	[10]
Total comprehensive income/(loss) for the year	3,593		808	[1]	878	[4]	1,907	3,367				1,247	[9]	1,340	[10]	780
Issue and redemption of other equity instruments	62		74	[1]			(12)	62				74	[9]			(12)
Other equity instruments coupons paid	(808)		(808)	[1]				(1,247)				(1,247)	[9]
Employee settled Barclays PLC share schemes	409						409	406								406
Vesting of Barclays PLC shares under share-based payment schemes	(442)						(442)	(442)								(442)
Dividends on ordinary shares	(1,348)						(1,348)	(1,348)								(1,348)
Dividends on preference shares and other shareholders equity	(40)						(40)	(40)								(40)
Other reserve movements	1				3	[4]	(2)	3						3	[10]
Ending balance, equity at Dec. 31, 2023	£ 60,504	£ 2,348	£ 10,765	[1]	£ (363)	[4]	£ 47,754	£ 53,228		£ 2,348	[8]	£ 15,472	[9]	£ (3,209)	[10]	£ 38,617

[1]	For further details refer to Note 26.
[2]	Other equity instruments includes AT1 securities issued by Barclays Bank PLC and borrowings of $6bn from a wholly-owned, indirect subsidiary of Barclays Bank PLC.
The borrowings have been recorded as equity since, under their terms, interest payments are non cumulative and discretionary whilst repayment of principal is perpetually deferrable by Barclays Bank PLC. Should Barclays Bank PLC make a discretionary dividend payment on its ordinary shares in the six months preceding the date of an interest payment, it will be obliged to make that interest payment. In 2021, interest paid on these borrowings was £164m.

[3]	aThere are no CTR recycling events during 2023, 2022 & 2021.
[4]	For further details refer to Note 27.
[5]	For further details refer to Note 26.
[6]	Other equity instruments includes AT1 securities issued by Barclays Bank PLC and borrowings of $6bn from a wholly-owned, indirect subsidiary of Barclays Bank PLC.
The borrowings have been recorded as equity since, under their terms, interest payments are non cumulative and discretionary whilst repayment of principal is perpetually deferrable by Barclays Bank PLC. Should Barclays Bank PLC make a discretionary dividend payment on its ordinary shares in the six months preceding the date of an interest payment, it will be obliged to make that interest payment. In 2022, interest paid on these borrowings was £250m.

[7]	For further details refer to Note 27.
[8]	For further details refer to Note 26.
[9]	Other equity instruments includes AT1 securities issued by Barclays Bank PLC and borrowings of $6bn from a wholly-owned, indirect subsidiary of Barclays Bank PLC.
The borrowings have been recorded as equity since, under their terms, interest payments are non cumulative and discretionary whilst repayment of principal is perpetually deferrable by Barclays Bank PLC. Should Barclays Bank PLC make a discretionary dividend payment on its ordinary shares in the six months preceding the date of an interest payment, it will be obliged to make that interest payment. In 2023, interest paid on these borrowings was £439m.

[10]	For further details refer to Note 27.